Securities (Tables)	6 Months Ended
Apr. 30, 2022
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Summary of Unrealized Gains and Losses On Securities at Fair Value Through Other Comprehensive Income
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2022						October 31, 2021
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value

Issued or guaranteed by:
Canadian federal government	8,356	4	243	8,117	13,087	62	84	13,065
Canadian provincial and municipal governments	3,261	2	88	3,175	2,973	29	15	2,987
U.S. federal government	7,112	4	432	6,684	21,041	282	297	21,026
U.S. states, municipalities and agencies	4,138	12	84	4,066	4,034	85	5	4,114
Other governments	5,908	6	86	5,828	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	495	77	84	488	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations (CMO)	5,648	1	124	5,525	10,894	151	34	11,011
Corporate debt	3,961	11	127	3,845	3,147	34	20	3,161
Corporate equity	120	31	-	151	103	29	-	132
Total	38,999	148	1,268	37,879	62,877	733	487	63,123
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
FVOCI - Debt	94	121	190	252
Amortized cost	300	102	472	208
Total	394	223	662	460

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
FVTPL securities	95	86	197	176
FVOCI securities - realized gains (losses) (1)	(9)	25	27	37
Impairment losses	-	-	-	-
Securities gains other than trading	86	111	224	213
(1) Gains (losses) are net of (losses) gains on hedge contracts.